Accounts Receivable, Net (Details) - Third-Party Customers [Member] - USD ($) $ in Millions	6 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Accounts Receivable Net [Line Items]
Account receivable percentage	88.80%
Accounts receivable	$ 3.4	$ 0.5